Consolidated Statement of Changes In Equity (Parenthetical) - 12 months ended Mar. 31, 2026 ₨ in Millions, $ in Millions	INR (₨)	USD ($)
Statement of changes in equity [abstract]
Net of gain on foreign currency translation reserve recycled	₨ (428)	$ (5)